Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash provided by operating activities:
Net income	$ 750.4	$ 547.9	$ 589.1
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation, amortization, depletion and accretion	1,050.0	984.9	954.0
Non-cash interest expense	47.1	44.8	47.5
Restructuring related charges	0.0	1.8	8.6
Stock-based compensation	18.9	17.4	19.2
Deferred tax provision (benefit)	116.7	(9.0)	(38.5)
Provision for doubtful accounts, net of adjustments	22.7	22.6	16.1
Loss on extinguishment of debt	0.0	1.4	2.1
Gain on disposition of assets, net and asset impairments	(1.6)	(14.7)	(11.0)
Withdrawal liability - Central States Pension Fund and Other Funds	4.5	0.0	140.7
Environmental adjustments	(1.6)	233.2	83.7
Excess income tax benefit from stock-based compensation activity and other non-cash items	(10.7)	(4.9)	(6.7)
Change in assets and liabilities, net of effects from business acquisitions and divestitures:
Accounts receivable	(15.7)	(54.3)	(61.6)
Prepaid expenses and other assets	(8.7)	(41.3)	(11.4)
Accounts payable	35.6	3.3	37.9
Restructuring expenditures	0.0	(1.3)	(15.8)
Capping, closure and post-closure expenditures	(88.4)	(54.6)	(85.6)
Remediation expenditures	(80.0)	(99.4)	(122.5)
Withdrawal expenditures - Central States Pension Fund	(153.5)	(15.9)	0.0
Other liabilities	(6.0)	(32.1)	2.4
Cash provided by operating activities	1,679.7	1,529.8	1,548.2
Cash used in investing activities:
Purchases of property and equipment	(945.6)	(862.5)	(880.8)
Proceeds from sales of property and equipment	21.2	35.7	23.9
Cash used in business acquisitions, net of cash acquired	(572.7)	(195.7)	(68.7)
Cash proceeds from divestitures, net of cash divested	0.0	0.0	2.7
Change in restricted cash and marketable securities	15.3	70.8	(5.5)
Other	(1.0)	(8.1)	(5.5)
Cash used in investing activities	(1,482.8)	(959.8)	(933.9)
Cash used in financing activities:
Proceeds from notes payable and long-term debt	918.4	1,383.3	1,219.2
Proceeds from issuance of senior notes, net of discount	497.9	0.0	0.0
Payments of notes payable and long-term debt	(915.7)	(1,398.4)	(1,278.1)
Fees paid to issue senior notes and retire certain hedging relationships	(3.2)	(4.0)	(1.6)
Issuances of common stock	65.9	88.6	150.8
Excess income tax benefit from stock-based compensation activity	8.5	4.3	3.8
Purchases of common stock for treasury	(404.7)	(400.6)	(214.1)
Cash dividends paid	(399.3)	(378.6)	(348.5)
Distributions paid to noncontrolling interests	(0.5)	(0.4)	(0.2)
Other	(7.0)	(2.3)	0.1
Cash used in financing activities	(239.7)	(708.1)	(468.6)
(Decrease) increase in cash and cash equivalents	(42.8)	(138.1)	145.7
Cash and cash equivalents at beginning of year	75.2	213.3	67.6
Cash and cash equivalents at end of year	$ 32.4	$ 75.2	$ 213.3